Investments - Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Total	$ 123.4
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities		3.00%
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	79.00%	69.00%
Number of individual securities comprising total gross unrealized losses | security	81
Number of individual securities comprising total gross unrealized losses | security		25
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 109.4
Fair value of securities in a continuous unrealized loss position, Less than 12 months		$ 9.5
Fair value of securities in a continuous unrealized loss position, 12 months or more	14.0
Fair value of securities in a continuous unrealized loss position, 12 months or more		4.8
Total		14.3
Total	123.4
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(3.6)
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(0.4)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.3)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(1.0)
Unrealized losses on securities in a continuous unrealized loss position, Total	(4.6)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.7)
Fixed maturity securities | Asset-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	63.2
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0
Total	63.2
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1.8)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0
Unrealized losses on securities in a continuous unrealized loss position, Total	(1.8)
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more	3.3
Fair value of securities in a continuous unrealized loss position, 12 months or more		3.3
Total		3.3
Total	3.3
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.2)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.2)
Unrealized losses on securities in a continuous unrealized loss position, Total	(0.2)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.2)
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	0.0
Fair value of securities in a continuous unrealized loss position, Less than 12 months		9.5
Fair value of securities in a continuous unrealized loss position, 12 months or more	8.2
Fair value of securities in a continuous unrealized loss position, 12 months or more		0.0
Total		9.5
Total	8.2
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.0
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(0.4)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.4)
Unrealized losses on securities in a continuous unrealized loss position, Total	(0.4)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.4)
Fixed maturity securities | U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	40.5
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0.0
Fair value of securities in a continuous unrealized loss position, 12 months or more	2.5
Fair value of securities in a continuous unrealized loss position, 12 months or more		1.5
Total		1.5
Total	43.0
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1.5)
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0.0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(0.1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(0.4)
Unrealized losses on securities in a continuous unrealized loss position, Total	(1.9)
Unrealized losses on securities in a continuous unrealized loss position, Total		(0.1)
Fixed maturity securities | Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months	5.7
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0
Total	5.7
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(0.3)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0
Unrealized losses on securities in a continuous unrealized loss position, Total	$ (0.3)
Equity securities | Non-redeemable preferred stocks
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		2.5
Fair value of securities in a continuous unrealized loss position, 12 months or more		0.0
Total		2.5
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		(0.1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		0.0
Unrealized losses on securities in a continuous unrealized loss position, Total		$ (0.1)